Covid-19 Uncertainties and Liquidity Risk (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents and credit facility borrowing capacity		$ 131,898
Credit facilities	$ 158,616		$ 146,535	$ 69,302
Revolving Credit Facility [member]
Borrowings amount that matured	30,000
Borrowing capacity	110,000
Credit facilities	$ 80,000